Annual Total Returns	0 Months Ended
Feb. 01, 2012
Columbia Contrarian Core Fund - A, B, C, I, R, R4, T & W) | (Columbia Contrarian Core Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(24.97%)
Annual Return 2003	22.14%
Annual Return 2004	5.73%
Annual Return 2005	11.11%
Annual Return 2006	14.37%
Annual Return 2007	12.25%
Annual Return 2008	(35.61%)
Annual Return 2009	37.02%
Annual Return 2010	15.91%
Annual Return 2011	(1.19%)
(Columbia Contrarian Core Fund - Z) | (Columbia Contrarian Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(24.86%)
Annual Return 2003	22.83%
Annual Return 2004	5.94%
Annual Return 2005	11.32%
Annual Return 2006	14.64%
Annual Return 2007	12.53%
Annual Return 2008	(35.42%)
Annual Return 2009	37.25%
Annual Return 2010	16.21%
Annual Return 2011	(0.93%)
(Columbia Dividend Income Fund - A, B, C, I, R, T & W) | (Columbia Dividend Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(20.52%)
Annual Return 2003	21.10%
Annual Return 2004	14.57%
Annual Return 2005	6.36%
Annual Return 2006	19.77%
Annual Return 2007	6.68%
Annual Return 2008	(27.97%)
Annual Return 2009	18.30%
Annual Return 2010	12.66%
Annual Return 2011	6.77%
(Columbia Dividend Income Fund - Z) | (Columbia Dividend Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(20.30%)
Annual Return 2003	21.63%
Annual Return 2004	14.85%
Annual Return 2005	6.62%
Annual Return 2006	20.07%
Annual Return 2007	6.94%
Annual Return 2008	(27.78%)
Annual Return 2009	18.59%
Annual Return 2010	13.02%
Annual Return 2011	6.96%
(Columbia Large Cap Growth Fund - A, B, C, I, R, R4, R5, T & W) | (Columbia Large Cap Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(26.88%)
Annual Return 2003	22.19%
Annual Return 2004	7.29%
Annual Return 2005	5.00%
Annual Return 2006	10.12%
Annual Return 2007	15.18%
Annual Return 2008	(40.63%)
Annual Return 2009	33.61%
Annual Return 2010	17.16%
Annual Return 2011	(3.03%)
(Columbia Large Cap Growth Fund - E & F) | (Columbia Large Cap Growth Fund) | Class E Shares
Bar Chart Table:
Annual Return 2002	(27.05%)
Annual Return 2003	22.12%
Annual Return 2004	7.18%
Annual Return 2005	4.93%
Annual Return 2006	9.97%
Annual Return 2007	15.14%
Annual Return 2008	(40.73%)
Annual Return 2009	33.54%
Annual Return 2010	17.02%
Annual Return 2011	(3.15%)
(Columbia Large Cap Growth Fund - Y) | (Columbia Large Cap Growth Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	(26.79%)
Annual Return 2003	22.55%
Annual Return 2004	7.56%
Annual Return 2005	5.30%
Annual Return 2006	10.33%
Annual Return 2007	15.51%
Annual Return 2008	(40.50%)
Annual Return 2009	34.13%
Annual Return 2010	17.63%
Annual Return 2011	(2.66%)
(Columbia Large Cap Growth Fund - Z) | (Columbia Large Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(26.79%)
Annual Return 2003	22.55%
Annual Return 2004	7.56%
Annual Return 2005	5.30%
Annual Return 2006	10.33%
Annual Return 2007	15.51%
Annual Return 2008	(40.50%)
Annual Return 2009	33.99%
Annual Return 2010	17.45%
Annual Return 2011	(2.83%)
(Columbia Small Cap Core Fund - A, B, C, I, T & W) | (Columbia Small Cap Core Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(8.65%)
Annual Return 2003	38.81%
Annual Return 2004	16.31%
Annual Return 2005	5.99%
Annual Return 2006	15.93%
Annual Return 2007	(0.71%)
Annual Return 2008	(33.16%)
Annual Return 2009	33.63%
Annual Return 2010	27.98%
Annual Return 2011	(3.09%)
(Columbia Small Cap Core Fund - Z) | (Columbia Small Cap Core Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.23%)
Annual Return 2003	39.14%
Annual Return 2004	16.55%
Annual Return 2005	6.27%
Annual Return 2006	16.20%
Annual Return 2007	(0.39%)
Annual Return 2008	(33.01%)
Annual Return 2009	33.95%
Annual Return 2010	28.33%
Annual Return 2011	(2.95%)